Financial instruments and financial risk management (Narrative) (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 734,230			$ 297,977
Cash held in US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Cash			$ 84,918
Cash held in Brazilian Reals [Member]
Disclosure of detailed information about financial instruments [line items]
Cash | R$		R$ 37,915